July 2, 1997

                       Limited-Term Government Fund

            Supplement to Statement of Additional Information
                          Dated February 28, 1997


     The following replaces average annual total return and cumulative total return information for Class A Shares at offer in the section of the Statement of Additional Information entitled Performance Information:

  Average Annual Total Return      Cumulative Total Return

                      Class A                          Class A
                    Shares (at                        Shares (at
                   Offer)(1)(2)                      Offer)(1)(2)
1 year ended                       3 months ended
12/31/96              0.79%        12/31/96            (1.12%)

3 years ended                      6 months ended
12/31/96              2.46%        12/31/96             0.21%

5 years ended                      9 months ended
12/31/96              3.65%        12/31/96             0.69%

10 years ended                     1 year ended
12/31/96              6.15%        12/31/96             0.79%

Period 11/24/85(3)                 3 years ended
to 12/31/96           6.34%        12/31/96             7.55%

                                   5 years ended
                                   12/31/96            19.62%

                                   10 years ended
                                   12/31/96            81.71%

                                   Period 11/24/85(3)
                                   through 12/31/96    97.98%

(1) The Manager elected to waive voluntarily the portion of its annual compensation under its Investment Management Agreement with Limited-Term Funds, Inc. on behalf of the Fund to limit operating expenses to 1.00% from the date of the initial public offering through July 31, 1986 and of each class to 0.75% (exclusive of 12b-1 payments with respect to Class A Shares) from February 25, 1991 until December 30, 1992. In the absence of such voluntary waivers, performance would have been affected negatively.

(2) Effective June 9, 1997, the maximum front-end sales charge was reduced from 3.00% to 2.75%. The above performance numbers are calculated using 2.75% as the applicable sales charge for all time periods, and are more favorable than they would have been had they been calculated using the former front-end sales charges.

(3)  Date of initial public offering of Class A Shares.


     The following replaces yield for Class A Shares in the section of the Statement of Additional Information entitled
Performance Information:

     The 30-day yield as of December 31, 1996 was 5.92% for Class
A Shares. Yield has been calculated using the new maximum front-end sales charge in effect on June 9, 1997 described above.